Label	Element	Value
Cromwell CenterSquare Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CROMWELL CENTERSQUARE REAL ESTATE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cromwell CenterSquare Real Estate Fund’s (the “Fund”) investment objective is to achieve a combination of income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended December 31, 2021, the portfolio turnover rate of the Predecessor Fund (as defined below), was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses are restated from the Predecessor Fund’s (as defined below) expenses based on contractual arrangements with the Fund’s current service providers.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of companies principally engaged in the real estate industry, including Real Estate Investment Trusts (“REITs”).

For purposes of the Fund’s investment policies, CenterSquare Investment Management LLC (“CenterSquare” or the “Sub-Adviser”) considers a company to be principally engaged in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) has at least 50%
of its assets invested in residential, commercial or industrial real estate. The Fund invests primarily in REITs (mainly equity REITs), listed Real Estate Operating Companies (“REOCs”) and equity securities of companies whose principal business is the ownership management and/or development of income producing and for-sale real estate. Investments will primarily be comprised of equity REITs and REOCs but may also include hybrid and mortgage REITs.

The Fund may invest in companies representing a broad range of market capitalizations, which generally may include large-, mid-, and small-capitalization companies. The Fund also may invest up to 10% of the Fund’s assets in initial public offerings (“IPOs”) and up to 10% of the Fund’s assets in exchange-traded funds (“ETFs”). The IPOs and ETFs in which the Fund invests are primarily comprised of REITs or REOCs traded on U.S. exchanges.

The Fund is non-diversified and may hold a greater percentage of its assets in securities of a single issuer or a smaller number of issuers than a diversified fund. The Fund’s strategy generates high portfolio turnover.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks of companies principally engaged in the real estate industry, including Real Estate Investment Trusts (“REITs”).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•Real Estate Industry Risk. Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

•Non-Diversified Fund Risk. The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.

•New Adviser Risk. The Fund’s adviser is a newly organized investment adviser and has no operating history or performance track record.

•IPO Risk. The prices of stocks purchased in initial public offerings (“IPOs”) can be very volatile and tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. The effect of IPOs on the Fund’s performance depends on a variety of factors.

•Market Risk. Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak, or in response to events that affect particular industries or companies.

•Management Risk. Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Sub-Adviser’s investment techniques and risk analysis will produce the desired result.
•Changing Distribution Level Risk. The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

•Large-Capitalization Stock Risk. The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

•Small- and Mid-Capitalization Stock Risk. The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•High Portfolio Turnover Rate Risk. The Fund may have a relatively high turnover rate compared to many mutual funds. A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and higher taxes which may lower the Fund’s returns.

•Exchange-Traded Fund Risk. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly. The Fund may purchase shares of ETFs at prices that exceed the net asset value of their underlying investments (i.e., premium) and may sell shares of ETFs at prices below such net asset value (i.e., discount), and the Fund will likely incur brokerage costs when it purchases and sells ETFs. Additionally, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be exacerbated in less liquid markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Fund at greater risk. Notwithstanding the Fund’s status as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund intends to qualify as a regulated investment company accorded special tax treatment under the Internal Revenue Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective on March 7, 2022, AMG Managers CenterSquare Real Estate Fund, a series of AMG Funds I (the “Predecessor Fund”), reorganized into the Fund (the “Reorganization”). Performance information shown prior to March 7, 2022, is that of the Predecessor Fund. Accordingly, the returns for Investor Class shares in the bar chart and table are the returns of the Predecessor Fund’s Class N shares. Returns of the Investor Class, Institutional Class and Class Z shares shown in the table below reflect the returns of Classes N, I, and Z respectively of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

Prior to February 27, 2017, outstanding Class S shares of the Predecessor Fund (formerly the Predecessor Fund’s sole share class, which was reclassified and redesignated as Class S on October 1, 2016) were renamed Class N shares.

To obtain updated performance information, please visit the Fund’s website at www.thecromwellfunds.com or call the Fund at 1-855-625-7333 (toll free).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-625-7333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.thecromwellfunds.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/21 (Investor Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.48% (1st Quarter 2019) Worst Quarter: -21.14% (1st Quarter 2020)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the Periods Ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for the other classes will vary.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	Institutional Class and Class Z performance shown reflects performance since the inception date of the Predecessor Fund’s Class I and Class Z shares on February 24, 2017.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class shares only and after-tax returns for the other classes will vary.
Cromwell CenterSquare Real Estate Fund | FTSE Nareit All Equity REITs Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	FTSE Nareit All Equity REITs Total Return Index2(reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	41.30%	[1]
5 Years	rr_AverageAnnualReturnYear05	12.46%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.22%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.03%	[1],[2]
Cromwell CenterSquare Real Estate Fund | Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Select REIT Index3(reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	45.91%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.65%	[3]
10 Years	rr_AverageAnnualReturnYear10	10.70%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.39%	[2],[3]
Cromwell CenterSquare Real Estate Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	17.68%	[2]
Cromwell CenterSquare Real Estate Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRESX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
Annual Return 2012	rr_AnnualReturn2012	16.05%
Annual Return 2013	rr_AnnualReturn2013	2.09%
Annual Return 2014	rr_AnnualReturn2014	31.52%
Annual Return 2015	rr_AnnualReturn2015	5.30%
Annual Return 2016	rr_AnnualReturn2016	6.82%
Annual Return 2017	rr_AnnualReturn2017	5.40%
Annual Return 2018	rr_AnnualReturn2018	(5.55%)
Annual Return 2019	rr_AnnualReturn2019	22.90%
Annual Return 2020	rr_AnnualReturn2020	(2.61%)
Annual Return 2021	rr_AnnualReturn2021	39.45%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	39.45%
5 Years	rr_AverageAnnualReturnYear05	10.69%
10 Years	rr_AverageAnnualReturnYear10	11.28%
Cromwell CenterSquare Real Estate Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	37.97%
5 Years	rr_AverageAnnualReturnYear05	9.18%
10 Years	rr_AverageAnnualReturnYear10	9.33%
Cromwell CenterSquare Real Estate Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	24.08%
5 Years	rr_AverageAnnualReturnYear05	7.93%
10 Years	rr_AverageAnnualReturnYear10	8.46%
Cromwell CenterSquare Real Estate Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRASX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	39.53%
Since Inception	rr_AverageAnnualReturnSinceInception	10.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2017
Cromwell CenterSquare Real Estate Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MREZX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	39.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.68%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2017

[1]	The Fund is utilizing the FTSE Nareit All Equity REITs Total Return Index as its primary benchmark because the Adviser (as defined below) believes it better represents the Fund’s portfolio holdings.
[2]	Institutional Class and Class Z performance shown reflects performance since the inception date of the Predecessor Fund’s Class I and Class Z shares on February 24, 2017.
[3]	The Predecessor Fund utilized the Dow Jones U.S. Select REIT Index as its primary benchmark.
[4]	Other Expenses are restated from the Predecessor Fund’s (as defined below) expenses based on contractual arrangements with the Fund’s current service providers.